UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22186
Oppenheimer Master International Value Fund, LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: April 30
Date of reporting period: 10/31/2011

Item 1. Reports To Stockholders.

October 31, 2011

Oppenheimer

Master International Value Fund, LLC

Semiannual Report

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

October 31, 2011 SEMIANNUAL REPORT Listing of Top Holdings Financial Statements
TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings
Nippon Telegraph & Telephone Corp.	3.2%
Sanofi	3.1
Nestle SA	2.5
Deutsche Telekom AG	2.5
Tesco plc	2.4
Eni SpA	2.2
Shun Tak Holdings Ltd.	2.2
Vinci SA	2.0
Hyundai Motor Co. Ltd., Preference	2.0
Shinko Plantech Co. Ltd.	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2011, and are based on net assets.

Top Ten Geographical Holdings
Japan	27.7%
France	14.7
United Kingdom	12.9
Germany	7.1
Switzerland	6.9
Korea, Republic of South	6.8
Italy	6.8
The Netherlands	2.6
Hong Kong	2.6
United States	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2011, and are based on the total market value of investments.
4 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Regional Allocation

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2011, and are based on the total market value of investments.
5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES
Shares of Oppenheimer Master International Value Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of the Fund commenced operations on 2/28/08.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	May 1, 2011	October 31, 2011	October 31, 2011

Hypothetical	$1,000.00	$786.50	$3.93
(5% return before expenses)

	1,000.00	1,020.82	4.44
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2011 is as follows:

Expense Ratio 0.87%
The expense ratio reflects voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS October 31, 2011 / Unaudited

	Shares	Value

Common Stocks—96.7%
Consumer Discretionary—22.3%
Auto Components—1.0%
Cie Generale des Etablissements Michelin, B Shares	47,475	$3,429,302
Automobiles—5.4%
Bayerische Motoren Werke (BMW) AG, Preference	113,301	6,176,158
Hyundai Motor Co. Ltd., Preference	106,310	7,083,519
PSA Peugeot Citroen	91,660	1,991,199
Toyota Motor Corp.	120,397	4,025,555

		19,276,431

Hotels, Restaurants & Leisure—2.9%
Emperor Entertainment Hotel Ltd.	17,953,307	2,924,401
Enterprise Inns plc[1]	3,117,255	1,390,893
Thomas Cook Group plc	4,426,980	3,669,938
Tui Travel plc	894,046	2,440,419

		10,425,651

Household Durables—5.0%
Barratt Developments plc[1]	2,293,427	3,262,137
First Juken Co. Ltd.	808,400	6,067,706
Hajime Construction Co. Ltd.	162,649	3,540,524
Haseko Corp.[1]	7,910,951	5,011,650

		17,882,017

Leisure Equipment & Products—0.8%
Sega Sammy Holdings, Inc.	127,877	2,784,087
Media—2.0%
Jupiter Telecommunications Co. Ltd.	3,737	3,651,473
M6 Metropole Television 209,820		3,587,382

		7,238,855

Specialty Retail—3.0%
Aoyama Trading Co.	248,358	3,917,238
Dickson Concepts International Ltd.	2,243,699	1,275,650
JUMBO SA	143,320	779,366
Otsuka Kagu Ltd.	250,743	2,159,038
Praktiker AG	664,650	2,607,734

		10,739,026

Textiles, Apparel & Luxury Goods—2.2%
Asics Corp.	347,240	4,607,825
Billabong International Ltd.	502,000	2,233,784
China Hongxing Sports Ltd.[1]	14,719,000	1,011,726

		7,853,335

Consumer Staples—7.5%
Food & Staples Retailing—2.4%
Tesco plc	1,338,621	8,647,131
Food Products—3.3%
Chaoda Modern Agriculture (Holdings) Ltd.	13,855,000	2,279,034
Nestle SA	155,032	8,989,666
Premier Foods plc[1]	6,857,830	433,503

		11,702,203

Personal Products—1.8%
Amorepacific Group	21,397	4,691,816
Coreana Cosmetics Co. Ltd.[1,2]	1,623,680	1,760,022

		6,451,838
Energy—10.7%
Energy Equipment & Services—3.3%
Master Marine AS1	640	71
Petroleum Geo-Services ASA[1]	167,501	1,821,930
Sevan Drilling AS1	4,065,974	3,242,289
Shinko Plantech Co. Ltd.	772,400	6,855,970

		11,920,260
9 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels—7.4%
BP plc	692,159	$5,101,917
Eni SpA	355,975	7,838,791
Inpex Corp.	880	5,789,552
OAO Gazprom, Sponsored ADR	112,280	1,301,004
Total SA	119,106	6,232,176

		26,263,440

Financials—14.4%
Capital Markets—1.5%
Credit Suisse Group AG	132,708	3,825,450
Ichiyoshi Securities Co. Ltd.	273,412	1,587,410

		5,412,860

Commercial Banks—2.5%
Banca Monte dei Paschi di Siena SpA	6,738,761	3,139,832
Credit Agricole SA	315,239	2,416,414
Sumitomo Mitsui Financial Group, Inc.	117,300	3,270,210

		8,826,456

Consumer Finance—1.3%
International Personal Finance plc	1,073,366	4,701,065
Diversified Financial Services—1.7%
ING Groep NV1	513,025	4,429,925
Warsaw Stock Exchange	112,275	1,578,370

		6,008,295

Insurance—5.5%
Aegon NV1	1,003,366	4,767,829
Fondiaria-Sai SpA[1]	3,032,615	3,159,971
Swiss RE Ltd.[1]	120,686	6,601,061
Zurich Financial Services AG	22,879	5,258,039

		19,786,900

Real Estate Investment Trusts—1.5%
Heiwa Real Estate REIT, Inc.	2,232	1,151,093
Ichigo Real Estate Investment Corp.	984	1,103,822
Invincible Investment, Inc.	11,244	1,188,873
Japan Rental Housing Investments, Inc.	4,950	1,864,939

		5,308,727

Real Estate Management & Development—0.4%
Emperor International Holdings Ltd.	8,100,157	1,333,438
Health Care—5.6%
Health Care Providers & Services—0.8%
Medipal Holdings Corp.	303,132	2,826,859
Pharmaceuticals—4.8%
GlaxoSmithKline plc	278,850	6,250,282
Sanofi	152,374	10,907,434

		17,157,716

Industrials—11.3%
Aerospace & Defense—2.9%
BAE Systems plc	513,810	2,269,569
European Aeronautic Defense & Space Co.	175,260	5,140,766
Safran SA	94,428	3,073,365

		10,483,700

Airlines—2.0%
Chorus Aviation, Inc.	511,603	2,022,288
Deutsche Lufthansa AG	323,693	4,400,072
Turk Hava Yollari Anonim Ortakligi[1]	390,634	562,998

		6,985,358

Construction & Engineering—2.0%
Vinci SA	145,075	7,120,498
10 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

	Shares	Value

Industrial Conglomerates—2.2%
Shun Tak Holdings Ltd.	17,062,000	$7,804,576
Machinery—1.2%
Hyundai Mipo Dockyard Co. Ltd.	39,743	4,329,250
Professional Services—0.3%
Assystem	64,436	1,172,455
Road & Rail—0.7%
Northgate plc[1]	621,087	2,576,503
Information Technology—6.0%
Communications Equipment—0.6%
Nokia OYJ	344,755	2,323,173
Computers & Peripherals—1.8%
Japan Digital Laboratory Co. Ltd.	434,559	4,126,465
Wincor Nixdorf AG	39,369	2,198,636

		6,325,101

Electronic Equipment & Instruments—1.5%
A&D Co. Ltd.	737,033	2,701,399
Hitachi Ltd.	523,000	2,807,060

		5,508,459

Internet Software & Services—0.9%
So-net Entertainment Corp.	783	3,116,061
IT Services—0.4%
Alten SA	46,947	1,329,893
Office Electronics—0.8%
Canon, Inc.	60,754	2,774,403
Materials—3.6%
Chemicals—0.6%
Arkema	24,989	1,693,035
Ohara, Inc.	42,721	416,707

		2,109,742

Metals & Mining—3.0%
Aperam	122,084	2,097,317
ArcelorMittal	209,121	4,309,902
Hindalco Industries Ltd.	399,544	1,100,551
Rio Tinto plc	63,135	3,413,921

		10,921,691

Telecommunication Services—12.5%
Diversified Telecommunication Services—9.4%
Deutsche Telekom AG	694,907	8,810,226
KT Corp.	2,820	94,325
KT Corp., Sponsored ADR	184,900	3,084,132
Nippon Telegraph & Telephone Corp.	225,300	11,517,991
Telecom Italia SpA RNC	6,000,997	6,317,040
Vivendi SA	171,864	3,850,224

		33,673,938

Wireless Telecommunication Services—3.1%
KDDI Corp.	780	5,706,246
Vodafone Group plc	1,864,265	5,181,262

		10,887,508

Utilities—2.8%
Electric Utilities—2.5%
Enel SpA	777,986	3,657,515
Federal Hydrogenerating	32,492,487	1,222,618
Okinawa Electric Power Co. (The)	100,433	4,095,550

		8,975,683

Multi-Utilities—0.3%
RWE AG	22,517	960,874

Total Common Stocks (Cost $383,412,559)		345,354,758

11 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Convertible Corporate Bonds and Notes—0.1%
Altran Technologies SA, 6.72% Cv. Sr. Unsec. Nts., 1/1/15 (Cost $370,228)	247,479	EUR	$358,204
Non-Convertible Corporate Bonds and Notes—0.0%
Cattles plc, 7.875% Nts., 1/17/14[3] (Cost $261,190)	771,000	GBP	43,389
Structured Securities—0.9%
BNP Paribas Arbitrage Issuance BV, Amsterdam, KT Corp. Equity Linked Nts. (Cost $3,441,234)	94,000		3,144,156

	Shares		Value

Investment Company—1.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.17%[2,4] (Cost $7,023,854)	7,023,854		$7,023,854

Total Investments, at Value (Cost $394,509,065)	99.6%		355,924,361

Other Assets Net of Liabilities	0.4		1,258,255

Net Assets	100.0%		$357,182,616

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR Euro

GBP British Pound Sterling

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 29, 2011[a]	Additions	Reductions	October 31, 2011

Coreana Cosmetics Co. Ltd.[b]	2,158,180	224,144	758,644	1,623,680
Oppenheimer Institutional Money Market Fund, Cl. E	29,501,267	57,933,822	80,411,235	7,023,854

	Value		Income	Realized Gain

Coreana Cosmetics Co. Ltd.[b]	$—	[c]	$—	$90,317
Oppenheimer Institutional Money Market Fund, Cl. E	7,023,854		14,902	—

	$7,023,854		$14,902	$90,317

a.	April 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

b.	No longer an affiliate as of October 31, 2011.

c.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Rate shown is the 7-day yield as of October 31, 2011.
12 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability)
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 31, 2011 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,170,259	$76,446,719	$1,011,726	$79,628,704
Consumer Staples	22,328,613	4,472,559	—	26,801,172
Energy	6,232,176	31,951,453	71	38,183,700
Financials	—	51,377,741	—	51,377,741
Health Care	—	19,984,575	—	19,984,575
Industrials	5,771,246	34,701,094	—	40,472,340
Information Technology	2,323,173	19,053,917	—	21,377,090
Materials	—	13,031,433	—	13,031,433
Telecommunication Services	8,265,394	36,296,052	—	44,561,446
Utilities	1,222,618	8,713,939	—	9,936,557
Convertible Corporate Bonds and Notes	—	358,204	—	358,204
Non-Convertible Corporate Bonds and Notes	—	43,389	—	43,389
Structured Securities	—	3,144,156	—	3,144,156
Investment Company	7,023,854	—	—	7,023,854

Total Investments, at Value	55,337,333	299,575,231	1,011,797	355,924,361
Other Financial Instruments:
Foreign currency exchange contracts	—	989,799	—	989,799

Total Assets	$55,337,333	$300,565,030	$1,011,797	$356,914,160

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(1,395,698)	$—	$(1,395,698)

Total Liabilities	$—	$(1,395,698)	$—	$(1,395,698)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
13 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
| |
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$(54,144,237)	$54,144,237
Consumer Staples	(7,607,951)	7,607,951
Energy	(13,825,935)	13,825,935
Financials	(52,831,342)	52,831,342
Health Care	(17,353,054)	17,353,054
Industrials	(46,773,276)	46,773,276
Information Technology	(7,001,784)	7,001,784
Materials	(14,855,559)	14,855,559
Telecommunication Services	(21,067,971)	21,067,971
Utilities	(4,714,932)	4,714,932

Total Assets	$(240,176,041)	$240,176,041

*	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of	Realized gain	Change in unrealized	Value as of
	April 29, 2011*	(loss)	appreciation/depreciation	October 31, 2011

Assets Table
Investments, at Value:
Common Stocks
Consumer discretionary	$1,493,753	$—	$(482,027)	$1,011,726
Energy	76	—	(5)	71
Financials	—	(431,789)	431,789	—

Total Assets	$1,493,829	$(431,789)	$(50,243)	$1,011,797

*	April 29, 2011 represents the last business day of the fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to level 3 investments still held at October 31, 2011 includes:

Change in unrealized
appreciation/depreciation

Common Stocks
Consumer Discretionary	$(482,027)
Energy	(5)

Total	$(482,032)

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$98,665,706	27.7%
France	52,302,347	14.7
United Kingdom	45,968,008	12.9
14 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Geographic Holdings	Value	Percent

Germany	$25,153,700	7.1%
Switzerland	24,674,216	6.9
Korea, Republic of South	24,187,220	6.8
Italy	24,113,149	6.8
The Netherlands	9,197,754	2.6
Hong Kong	9,138,014	2.6
United States	7,023,854	2.0
Luxembourg	6,407,219	1.8
Australia	5,647,705	1.6
Bermuda	5,211,777	1.5
Norway	5,064,290	1.4
Russia	2,523,622	0.7
Finland	2,323,173	0.6
Cayman Islands	2,279,034	0.6
Canada	2,022,288	0.6
Poland	1,578,370	0.4
India	1,100,551	0.3
Greece	779,366	0.2
Turkey	562,998	0.2

Total	$355,924,361	100.0%

Foreign Currency Exchange Contracts as of October 31, 2011 are as follows:

		Contract
Counterparty/	Buy/	Amount	Expiration			Unrealized	Unrealized
Contract Description	Sell	(000’s)	Date		Value	Appreciation	Depreciation

Banc of America
Euro (EUR)	Buy	391	EUR	11/1/11–11/2/11	$541,536	$—	$15,197
Barclay’s Capital:
Euro (EUR)	Sell	18,135	EUR	12/21/11	25,082,953	945,306	—
Japanese Yen (JPY)	Sell	3,486,300	JPY	12/21/11	44,639,607	—	1,060,857

						945,306	1,060,857
Brown Brothers Harriman:
Japanese Yen (JPY)	Buy	62,587	JPY	11/1/11	800,546	—	24,786
Japanese Yen (JPY)	Sell	3,394	JPY	11/1/11	43,407	1,344	—

						1,344	24,786
Credit Suisse
Swiss Franc (CHF)	Sell	9,638	CHF	1/19/12	10,997,012	—	259,370
Deutsche Bank Capital Corp.:
Euro (EUR)	Buy	824	EUR	11/1/11	1,139,517	—	31,235
Euro (EUR)	Sell	1,106	EUR	11/1/11	1,530,795	41,961	—
Japanese Yen (JPY)	Sell	2,901	JPY	11/2/11	37,111	1,188	—

						43,149	31,235
JP Morgan Chase
Euro (EUR)	Buy	132	EUR	11/2/11	182,549	—	4,253

Total unrealized appreciation and depreciation						$989,799	$1,395,698

See accompanying Notes to Financial Statements.
15 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited
October 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $387,485,211)	$348,900,507
Affiliated companies (cost $7,023,854)	7,023,854

355,924,361
Cash—foreign currencies (cost $1,772)	1,772
Unrealized appreciation on foreign currency exchange contracts	989,799
Receivables and other assets:
Investments sold	3,535,563
Interest and dividends	1,058,734
Shares of beneficial interest sold	152,742
Other	6,153

Total assets	361,669,124

Liabilities
Bank overdraft	99,785
Unrealized depreciation on foreign currency exchange contracts	1,395,698
Payables and other liabilities:
Investments purchased	2,746,466
Shares of beneficial interest redeemed	138,631
Directors’ compensation	4,045
Shareholder communications	4,023
Other	97,860

Total liabilities	4,486,508

Net Assets—applicable to 43,111,190 shares of beneficial interest outstanding	$357,182,616

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$8.29
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended October 31, 2011

Investment Income
Dividends:
Affiliated companies	$14,902
Unaffiliated companies (net of foreign withholding taxes of $1,192,340)	6,427,555
Interest	11,856

Total investment income	6,454,313

Expenses
Management fees	1,720,342
Shareholder communications	6,220
Custodian fees and expenses	29,179
Directors’ compensation	3,001
Administration service fees	750
Other	73,573

Total expenses	1,833,065
Less waivers and reimbursements of expenses	(87,113)

Net expenses	1,745,952
Net Investment Income	4,708,361

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies	(14,893,680)
Affiliated companies	90,317
Foreign currency transactions	5,648,491

Net realized loss	(9,154,872)
Net change in unrealized appreciation/depreciation on:
Investments	(80,907,063)
Translation of assets and liabilities denominated in foreign currencies	(15,358,069)

Net change in unrealized appreciation/depreciation	(96,265,132)

Net Decrease in Net Assets Resulting from Operations	$(100,711,643)

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2011	April 29,
	(Unaudited)	2011[1]

Operations
Net investment income	$4,708,361	$7,939,102
Net realized gain (loss)	(9,154,872)	26,475,295
Net change in unrealized appreciation/depreciation	(96,265,132)	25,439,624

Net increase (decrease) in net assets resulting from operations	(100,711,643)	59,854,021

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Proceeds from contributions	33,553,469	135,707,273
Payments for withdrawals	(36,020,718)	(26,987,006)

	(2,467,249)	108,720,267

Net Assets
Total increase (decrease)	(103,178,892)	168,574,288
Beginning of period	460,361,508	291,787,220

End of period	$357,182,616	$460,361,508

1.	April 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year Ended
	October 31, 2011	April 29,		Year Ended April 30,
	(Unaudited)	2011[1]	2010	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$10.55	$9.12	$5.84	$10.60	$10.00

Income (loss) from investment operations:
Net investment income[3]	.11	.21	.13	.16	.09
Net realized and unrealized gain (loss)	(2.37)	1.22	3.15	(4.92)	.51

Total from investment operations	(2.26)	1.43	3.28	(4.76)	.60

Net asset value, end of period	$8.29	$10.55	$9.12	$5.84	$10.60

Total Return, at Net Asset Value[4]	(21.35)%	15.57%	56.16%	(44.91)%	6.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$357,183	$460,362	$291,787	$99,966	$17,296

Average net assets (in thousands)	$400,927	$355,942	$192,498	$86,101	$6,126

Ratios to average net assets:[5]
Net investment income	2.34%	2.23%	1.53%	2.29%	4.91%
Total expenses[6]	0.91%	0.89%	0.92%	0.96%	3.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.87%	0.85%	0.89%	0.95%	3.16%

Portfolio turnover rate	16%	33%	41%	108%	5%

1.	April 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2.	For the period from February 28, 2008 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2011	0.91%
Year Ended April 29, 2011	0.90%
Year Ended April 30, 2010	0.93%
Year Ended April 30, 2009	0.97%
Period Ended April 30, 2008	3.22%
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master International Value Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of October 31, 2011, 100% of the shares of the Fund were owned by other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Previous Annual Period. Since April 29, 2011 represents the last day during the Fund’s 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is
20 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities
21 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

are not necessarily an indication of the risks associated with investing in those securities. As of October 31, 2011, the Manager determined the fair value of certain halted foreign stocks at a discount to the last traded price as deemed appropriate by the Valuation Committee. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2011 is as follows:

Cost	$261,190
Market Value	$43,389
Market Value as a % of Net Assets	0.01%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into
22 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.
     Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
23 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 31, 2011		Year Ended April 29, 2011
	Shares	Amount	Shares	Amount

Contributions	3,623,181	$33,553,469	14,643,312	$135,707,273
Withdrawals	(4,152,213)	(36,020,718)	(3,003,234)	(26,987,006)

Total increase (decrease)	(529,032)	$(2,467,249)	11,640,078	$108,720,267

24 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2011, were as follows:

	Purchases	Sales
Investment securities	$88,276,266	$63,251,010
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.85%.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended October 31, 2011, the Fund paid no fees to OFS for services to the Fund.
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive a portion of the Fund’s advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Oppenheimer Quest International Value Fund measured as of the last business day of the prior month. For the six months ended October 31, 2011, the Manager waived $77,273.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended October 31, 2011, the Manager waived fees and/or reimbursed the Fund $9,840 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities)
25 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
26 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of October 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $989,799, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of October 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $374,921, for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of October 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
27 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Valuations of derivative instruments as of October 31, 2011 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Derivatives Not Accounted	and Liabilities		and Liabilities
for as Hedging Instruments	Location	Value	Location	Value
	Unrealized appreciation		Unrealized depreciation
	on foreign currency		on foreign currency
Foreign exchange contracts	exchange contracts	$989,799	exchange contracts	$1,395,698
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Foreign currency transactions
Foreign exchange contracts	$1,471,240

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Translation of assets and
Derivatives Not Accounted	liabilities denominated in
for as Hedging Instruments	foreign currencies
Foreign exchange contracts	$508,737

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
28 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended October 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,466,654 and $104,394,840 respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
6. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
29 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the
30 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
31 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
32 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap value funds. The Board noted that the Fund’s one-year and since-inception performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load international multi-cap value funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive a portion of the Fund’s advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Oppenheimer Quest International Value Fund, Inc. measured as of the last business day of the prior month. The Manager may modify or terminate this undertaking at any time without notice to the shareholders. The Board noted that the Fund’s actual management fees were lower than its
33 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
peer group median and equal to its peer group average. The Fund’s contractual management fees were equal to its peer group median and lower than its peer group average. The Fund’s total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
34 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
35 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Directors and Officers	Brian F Wruble, Chairman of the Board of Directors and Director
David K. Downes, Director
Matthew P. Fink, Director
Phillip A. Griffiths, Director
Mary F. Miller, Director
Joel W. Motley, Director
Mary Ann Tynan, Director
Joseph M. Wikler, Director
Peter I. Wold, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
36 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
37 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
38 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Master International Value Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	12/12/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	12/12/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	12/12/2011